DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers USD High Yield Corporate Bond ETF

May 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 99.1%
Basic Materials - 4.3%
Chemicals - 1.8%
Ashland LLC,
4.75%, 8/15/22	$1,986,000	$2,066,850
Axalta Coating Systems LLC,
144A, 3.375%, 2/15/29	4,017,000	3,890,123
CF Industries, Inc.,
3.45%, 6/1/23	4,197,000	4,370,126
Chemours Co.
7.00%, 5/15/25	4,198,000	4,324,255
5.375%, 5/15/27(a)	2,798,000	3,015,516
144A, 5.75%, 11/15/28	4,545,000	4,863,650
Consolidated Energy Finance SA
144A, 6.875%, 6/15/25	2,779,000	2,803,233
144A, 6.50%, 5/15/26	2,158,000	2,175,750
INEOS Group Holdings SA,
144A, 5.625%, 8/1/24	2,834,000	2,859,038
INEOS Quattro Finance 2 PLC,
144A, 3.375%, 1/15/26	2,798,000	2,800,623
Methanex Corp.
5.125%, 10/15/27	3,844,000	4,026,206
5.25%, 12/15/29(a)	3,843,000	4,042,010
Nouryon Holding BV,
144A, 8.00%, 10/1/26(a)	3,546,000	3,756,136
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24	5,876,000	6,179,084
144A, 5.00%, 5/1/25	2,745,000	2,929,430
144A, 5.25%, 6/1/27	5,876,000	6,294,665
144A, 4.25%, 5/15/29	3,200,000	3,212,192
OCI NV,
144A, 5.25%, 11/1/24	3,558,000	3,672,514
Olin Corp.
144A, 9.50%, 6/1/25	2,998,000	3,728,313
5.125%, 9/15/27	2,843,000	2,971,987
5.625%, 8/1/29	4,148,000	4,517,131
5.00%, 2/1/30	3,085,000	3,278,429
SCIH Salt Holdings, Inc.
144A, 4.875%, 5/1/28	6,139,000	6,100,631
144A, 6.625%, 5/1/29(a)	3,906,000	3,881,587
SPCM SA,
144A, 4.875%, 9/15/25	2,354,000	2,410,567
TPC Group, Inc.,
144A, 10.50%, 8/1/24	5,203,000	4,884,680
Tronox, Inc.
144A, 6.50%, 5/1/25	2,870,000	3,062,649
144A, 4.625%, 3/15/29	6,016,000	6,169,709
Valvoline, Inc.
144A, 4.25%, 2/15/30	3,358,000	3,430,382
144A, 3.625%, 6/15/31	3,048,000	2,967,198
WR Grace & Co.-Conn,
144A, 4.875%, 6/15/27	4,301,000	4,532,243

(Cost $118,134,933)		119,216,907

Forest Products & Paper - 0.1%
Mercer International, Inc.,
144A, 5.125%, 2/1/29
(Cost $5,015,729)	4,897,000	5,063,008

Iron/Steel - 0.7%
Allegheny Technologies, Inc.,
7.875%, 8/15/23	2,817,000	3,114,278
ArcelorMittal SA
3.60%, 7/16/24	4,197,000	4,478,301
4.55%, 3/11/26	4,197,000	4,691,179
4.25%, 7/16/29	2,745,000	2,983,979
Cleveland-Cliffs, Inc.
144A, 9.875%, 10/17/25	3,541,000	4,147,715
144A, 6.75%, 3/15/26	4,729,000	5,113,302
5.875%, 6/1/27	3,076,000	3,225,955
144A, 4.625%, 3/1/29(a)	2,745,000	2,829,093
144A, 4.875%, 3/1/31(a)	2,907,000	2,976,012
United States Steel Corp.
6.875%, 8/15/25(a)	4,228,000	4,333,700
6.25%, 3/15/26(a)	3,607,000	3,688,158
6.875%, 3/1/29	4,197,000	4,402,506

(Cost $44,435,946)		45,984,178

Mining - 1.7%
Alcoa Nederland Holding BV
144A, 7.00%, 9/30/26	2,795,000	2,931,256
144A, 5.50%, 12/15/27	4,197,000	4,553,598
144A, 6.125%, 5/15/28	2,893,000	3,153,515
144A, 4.125%, 3/31/29	2,702,000	2,767,969
Arconic Corp.
144A, 6.00%, 5/15/25	3,917,000	4,187,508
144A, 6.125%, 2/15/28	5,037,000	5,368,183
Constellium SE
144A, 5.75%, 5/15/24	2,573,000	2,604,519
144A, 5.875%, 2/15/26	2,834,000	2,913,139
144A, 3.75%, 4/15/29	2,798,000	2,721,069
FMG Resources August 2006 Pty Ltd.
144A, 5.125%, 5/15/24	4,197,000	4,582,159
144A, 4.50%, 9/15/27	3,358,000	3,653,403
144A, 4.375%, 4/1/31	8,394,000	8,780,544
Freeport-McMoRan, Inc.
3.875%, 3/15/23	5,506,000	5,715,806
4.55%, 11/14/24	4,087,000	4,439,790
5.00%, 9/1/27	3,358,000	3,547,005
4.125%, 3/1/28	3,917,000	4,093,265
4.375%, 8/1/28	3,607,000	3,814,944
5.25%, 9/1/29	3,358,000	3,737,169
4.25%, 3/1/30	3,358,000	3,618,631
4.625%, 8/1/30	4,757,000	5,229,085
Hudbay Minerals, Inc.
144A, 4.50%, 4/1/26	3,358,000	3,336,777
144A, 6.125%, 4/1/29	3,358,000	3,496,534

Kaiser Aluminum Corp.
144A, 4.625%, 3/1/28	2,500,000	2,559,375
144A, 4.50%, 6/1/31	3,300,000	3,361,875
Novelis Corp.
144A, 5.875%, 9/30/26	8,235,000	8,600,758
144A, 4.75%, 1/30/30	8,954,000	9,412,892

(Cost $113,019,755)		113,180,768

Communications - 18.8%
Advertising - 0.5%
Clear Channel Outdoor Holdings, Inc.,
144A, 7.75%, 4/15/28(a)	5,596,000	5,739,817
Lamar Media Corp.
3.75%, 2/15/28	3,325,000	3,349,937
4.00%, 2/15/30	3,078,000	3,098,746
144A, 3.625%, 1/15/31	3,078,000	2,970,270
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A, 6.25%, 6/15/25	2,201,000	2,336,912
144A, 5.00%, 8/15/27	3,638,000	3,776,212
144A, 4.25%, 1/15/29	2,798,000	2,776,141
144A, 4.625%, 3/15/30	2,798,000	2,787,787
Terrier Media Buyer, Inc.,
144A, 8.875%, 12/15/27	5,680,000	6,084,700

(Cost $33,053,602)		32,920,522

Internet - 2.0%
Arches Buyer, Inc.
144A, 4.25%, 6/1/28	3,858,000	3,795,828
144A, 6.125%, 12/1/28	2,854,000	2,925,621
Cogent Communications Group, Inc.,
144A, 3.50%, 5/1/26	2,800,000	2,853,172
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A, 5.25%, 12/1/27	3,401,000	3,558,466
144A, 3.50%, 3/1/29	4,484,000	4,332,665
Match Group Holdings II LLC
144A, 5.00%, 12/15/27	2,780,000	2,918,472
144A, 4.625%, 6/1/28	2,798,000	2,871,448
144A, 4.125%, 8/1/30	2,798,000	2,784,010
Netflix, Inc.
5.75%, 3/1/24	2,401,000	2,696,623
5.875%, 2/15/25	4,403,000	5,079,169
144A, 3.625%, 6/15/25	2,752,000	2,954,327
4.375%, 11/15/26(a)	5,569,000	6,288,153
4.875%, 4/15/28	8,954,000	10,311,874
5.875%, 11/15/28	10,633,000	12,880,231
6.375%, 5/15/29	4,477,000	5,601,242
144A, 5.375%, 11/15/29	5,037,000	5,962,448
144A, 4.875%, 6/15/30	5,596,000	6,456,385
NortonLifeLock, Inc.
3.95%, 6/15/22	2,212,000	2,267,300
144A, 5.00%, 4/15/25	6,483,000	6,560,472
Photo Holdings Merger Sub, Inc.,
144A, 8.50%, 10/1/26	4,329,000	4,741,987
Twitter, Inc.,
144A, 3.875%, 12/15/27	3,852,000	4,071,949
Uber Technologies, Inc.
144A, 7.50%, 5/15/25	5,490,000	5,938,259
144A, 8.00%, 11/1/26	8,569,000	9,280,784
144A, 7.50%, 9/15/27	6,715,000	7,366,321
144A, 6.25%, 1/15/28	2,784,000	3,006,720

(Cost $127,060,012)		127,503,926

Media - 9.4%
Altice Financing SA
144A, 7.50%, 5/15/26	15,133,000	15,752,507
144A, 5.00%, 1/15/28	6,786,000	6,743,146
AMC Networks, Inc.
5.00%, 4/1/24	1,796,000	1,819,474
4.75%, 8/1/25	4,477,000	4,605,714
4.25%, 2/15/29	5,596,000	5,561,025
Cable One, Inc.,
144A, 4.00%, 11/15/30	3,581,000	3,541,233
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 4.00%, 3/1/23	2,736,000	2,762,881
144A, 5.75%, 2/15/26	9,607,000	9,945,647
144A, 5.50%, 5/1/26	8,235,000	8,522,813
144A, 5.125%, 5/1/27	18,188,000	19,029,195
144A, 5.875%, 5/1/27	4,392,000	4,533,949
144A, 5.00%, 2/1/28	13,990,000	14,654,805
144A, 5.375%, 6/1/29	8,395,000	9,133,886
144A, 4.75%, 3/1/30	17,068,000	17,724,051
144A, 4.50%, 8/15/30	15,390,000	15,702,340
144A, 4.25%, 2/1/31	16,789,000	16,776,408
4.50%, 5/1/32	16,193,000	16,393,065
144A, 4.50%, 6/1/33	9,800,000	9,799,608
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24(a)	5,292,000	5,560,569
144A, 5.125%, 8/15/27	6,995,000	7,071,595
CSC Holdings LLC
5.875%, 9/15/22	3,589,000	3,766,907
5.25%, 6/1/24	4,197,000	4,557,711
144A, 5.50%, 4/15/27	7,331,000	7,706,714
144A, 5.375%, 2/1/28	5,596,000	5,889,790
144A, 7.50%, 4/1/28	5,853,000	6,421,912
144A, 6.50%, 2/1/29	9,793,000	10,726,126
144A, 5.75%, 1/15/30	12,591,000	13,158,665
144A, 4.125%, 12/1/30	6,283,000	6,148,230
144A, 4.625%, 12/1/30	13,083,000	12,693,912
144A, 3.375%, 2/15/31	5,498,000	5,137,441
144A, 4.50%, 11/15/31	8,300,000	8,283,109
144A, 5.00%, 11/15/31	2,800,000	2,793,000
Diamond Sports Group LLC / Diamond Sports Finance Co.
144A, 5.375%, 8/15/26	17,068,000	12,651,655

144A, 6.625%, 8/15/27(a)	9,687,000	5,545,807
DISH DBS Corp.
5.875%, 7/15/22	11,181,000	11,642,216
5.00%, 3/15/23	8,394,000	8,729,760
5.875%, 11/15/24	11,191,000	11,932,404
7.75%, 7/1/26	11,168,000	12,700,250
7.375%, 7/1/28(a)	5,591,000	5,996,347
144A, 5.125%, 6/1/29	8,400,000	8,351,700
Gray Television, Inc.
144A, 5.875%, 7/15/26	3,917,000	4,054,056
144A, 7.00%, 5/15/27	4,197,000	4,547,429
144A, 4.75%, 10/15/30(a)	4,477,000	4,403,846
iHeartCommunications, Inc.
6.375%, 5/1/26	4,403,995	4,709,852
8.375%, 5/1/27(a)	8,325,000	8,917,074
144A, 5.25%, 8/15/27	4,128,000	4,282,511
144A, 4.75%, 1/15/28	2,765,000	2,828,443
LCPR Senior Secured Financing DAC
144A, 6.75%, 10/15/27	7,656,000	8,238,775
144A, 5.125%, 7/15/29	4,552,000	4,676,793
Meredith Corp.,
6.875%, 2/1/26(a)	5,629,000	5,889,341
News Corp.,
144A, 3.875%, 5/15/29	5,596,000	5,651,960
Nexstar Broadcasting, Inc.
144A, 5.625%, 7/15/27	9,989,000	10,575,854
144A, 4.75%, 11/1/28	5,596,000	5,708,508
Quebecor Media, Inc.,
5.75%, 1/15/23	4,756,000	5,052,988
Radiate Holdco LLC / Radiate Finance, Inc.
144A, 4.50%, 9/15/26	5,037,000	5,098,577
144A, 6.50%, 9/15/28	5,596,000	5,762,005
Scripps Escrow II, Inc.
144A, 3.875%, 1/15/29	3,078,000	3,001,604
144A, 5.375%, 1/15/31	2,798,000	2,808,926
Sinclair Television Group, Inc.
144A, 5.125%, 2/15/27	2,215,000	2,220,537
144A, 5.50%, 3/1/30(a)	2,752,000	2,756,527
144A, 4.125%, 12/1/30	4,197,000	4,098,161
Sirius XM Radio, Inc.
144A, 3.875%, 8/1/22	5,558,000	5,591,904
144A, 4.625%, 7/15/24	8,394,000	8,614,342
144A, 5.375%, 7/15/26	5,553,000	5,719,590
144A, 5.00%, 8/1/27	8,313,000	8,697,476
144A, 5.50%, 7/1/29	6,995,000	7,545,856
144A, 4.125%, 7/1/30	8,394,000	8,425,478
TEGNA, Inc.
144A, 4.75%, 3/15/26	3,027,000	3,219,139
4.625%, 3/15/28	5,603,000	5,729,068
5.00%, 9/15/29	6,191,000	6,346,363
Telenet Finance Luxembourg Notes SARL,
144A, 5.50%, 3/1/28	5,400,000	5,703,750
Univision Communications, Inc.
144A, 5.125%, 2/15/25	8,142,000	8,279,396
144A, 6.625%, 6/1/27	8,394,000	9,086,505
144A, 4.50%, 5/1/29	5,900,000	5,992,335
UPC Broadband Finco BV,
144A, 4.875%, 7/15/31	6,995,000	6,995,734
UPC Holding BV,
144A, 5.50%, 1/15/28	2,955,000	3,095,289
Videotron Ltd.
5.00%, 7/15/22	4,474,000	4,650,924
144A, 5.375%, 6/15/24	3,358,000	3,672,947
144A, 5.125%, 4/15/27	3,358,000	3,513,459
Virgin Media Finance PLC,
144A, 5.00%, 7/15/30	5,114,000	5,099,617
Virgin Media Secured Finance PLC
144A, 5.50%, 8/15/26	4,293,000	4,457,207
144A, 5.50%, 5/15/29	8,181,000	8,763,896
144A, 4.50%, 8/15/30	5,143,000	5,137,523
Ziggo Bond Co. BV
144A, 6.00%, 1/15/27	3,603,000	3,782,069
144A, 5.125%, 2/28/30	2,811,000	2,857,157
Ziggo BV
144A, 5.50%, 1/15/27	8,831,000	9,162,163
144A, 4.875%, 1/15/30	5,546,000	5,690,446

(Cost $633,566,564)		621,580,967

Telecommunications - 6.9%
Altice France Holding SA
144A, 10.50%, 5/15/27	8,741,000	9,783,364
144A, 6.00%, 2/15/28(a)	6,855,000	6,727,120
Altice France SA
144A, 7.375%, 5/1/26	12,227,000	12,730,386
144A, 8.125%, 2/1/27	10,128,000	11,052,180
144A, 5.50%, 1/15/28	6,083,000	6,236,565
144A, 5.125%, 1/15/29	2,820,000	2,795,438
144A, 5.125%, 7/15/29	13,991,000	13,889,635
Avaya, Inc., 144A,
6.125%, 9/15/28	5,596,000	5,949,275
C&W Senior Financing DAC
144A, 7.50%, 10/15/26	2,857,000	3,009,849
144A, 6.875%, 9/15/27	6,756,000	7,212,334
Cincinnati Bell, Inc.,
144A, 7.00%, 7/15/24	3,843,000	3,973,643
CommScope Technologies LLC
144A, 6.00%, 6/15/25	7,275,000	7,436,359
144A, 5.00%, 3/15/27	4,169,000	4,207,438
CommScope, Inc.
144A, 5.50%, 3/1/24	7,162,000	7,376,502
144A, 6.00%, 3/1/26	8,360,000	8,792,630
144A, 8.25%, 3/1/27	6,028,000	6,442,425
144A, 7.125%, 7/1/28	3,843,000	4,121,617
Connect Finco SARL / Connect US Finco LLC,
144A, 6.75%, 10/1/26	11,612,000	12,018,768
Consolidated Communications, Inc.
144A, 5.00%, 10/1/28(a)	2,212,000	2,253,508
144A, 6.50%, 10/1/28	4,233,000	4,586,963
DKT Finance ApS,
144A, 9.375%, 6/17/23	2,294,000	2,356,856

Frontier Communications Holdings LLC
144A, 5.875%, 10/15/27	6,329,000	6,737,379
144A, 5.00%, 5/1/28	8,794,000	9,024,842
144A, 6.75%, 5/1/29	5,596,000	5,848,100
Hughes Satellite Systems Corp.
5.25%, 8/1/26	4,138,000	4,615,980
6.625%, 8/1/26	4,238,000	4,712,508
Level 3 Financing, Inc.
5.375%, 5/1/25	4,363,000	4,474,475
5.25%, 3/15/26	4,255,000	4,394,458
144A, 4.625%, 9/15/27	5,596,000	5,761,026
144A, 4.25%, 7/1/28	6,715,000	6,731,788
144A, 3.625%, 1/15/29	4,701,000	4,530,777
144A, 3.75%, 7/15/29	5,037,000	4,862,972
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/23	4,197,000	4,635,188
Series Y, 7.50%, 4/1/24	5,596,000	6,274,515
5.625%, 4/1/25	2,765,000	2,972,734
144A, 5.125%, 12/15/26	6,913,000	7,170,077
144A, 4.00%, 2/15/27	6,995,000	7,083,417
144A, 4.50%, 1/15/29	5,656,000	5,483,379
Nokia OYJ
3.375%, 6/12/22	2,765,000	2,842,437
4.375%, 6/12/27	2,798,000	3,067,531
Sprint Communications, Inc.,
6.00%, 11/15/22	12,759,000	13,567,857
Sprint Corp.
7.875%, 9/15/23	23,784,000	26,979,618
7.125%, 6/15/24	13,821,000	15,951,645
7.625%, 2/15/25	8,394,000	9,935,306
7.625%, 3/1/26	8,364,000	10,172,715
Telecom Italia SpA,
144A, 5.303%, 5/30/24	8,394,000	9,138,968
Telesat Canada / Telesat LLC
144A, 5.625%, 12/6/26	2,798,000	2,794,377
144A, 4.875%, 6/1/27	2,107,000	2,010,837
144A, 6.50%, 10/15/27(a)	3,181,000	3,029,903
T-Mobile USA, Inc.
4.50%, 2/1/26	4,785,000	4,912,329
2.25%, 2/15/26	5,740,000	5,795,678
2.625%, 4/15/26	6,738,000	6,866,325
5.375%, 4/15/27	3,126,000	3,320,437
4.75%, 2/1/28	8,394,000	8,982,503
2.625%, 2/15/29	5,596,000	5,410,185
3.375%, 4/15/29	7,149,000	7,276,502
2.875%, 2/15/31	5,709,000	5,514,152
3.50%, 4/15/31	7,511,000	7,645,597
VEON Holdings BV
144A, 5.95%, 2/13/23	2,940,000	3,148,108
144A, 7.25%, 4/26/23(a)	4,511,000	4,920,554
144A, 4.95%, 6/16/24	2,708,000	2,930,503
144A, 4.00%, 4/9/25	5,503,000	5,833,593
144A, 3.375%, 11/25/27	6,900,000	6,957,270
Viasat, Inc.
144A, 5.625%, 9/15/25	3,917,000	4,008,070
144A, 5.625%, 4/15/27	3,358,000	3,523,130
144A, 6.50%, 7/15/28(a)	2,238,000	2,372,895
Vmed O2 UK Financing I PLC,
144A, 4.25%, 1/31/31	7,616,000	7,390,757
Windstream Escrow LLC / Windstream Escrow Finance Corp.,
144A, 7.75%, 8/15/28(a)	7,835,000	8,016,302
Zayo Group Holdings, Inc.
144A, 4.00%, 3/1/27	8,268,000	8,112,975
144A, 6.125%, 3/1/28	6,044,000	6,150,012

(Cost $458,511,758)		456,845,541

Consumer, Cyclical - 20.9%
Airlines - 1.2%
American Airlines Group, Inc.
144A, 5.00%, 6/1/22(a)	4,117,000	4,112,060
144A, 3.75%, 3/1/25(a)	2,545,000	2,300,260
American Airlines, Inc., 144A,
11.75%, 7/15/25	14,278,000	17,928,171
Delta Air Lines, Inc.
3.80%, 4/19/23	2,545,000	2,634,800
2.90%, 10/28/24	5,178,000	5,253,481
7.375%, 1/15/26	6,995,000	8,244,567
4.375%, 4/19/28	2,798,000	2,946,034
3.75%, 10/28/29	3,358,000	3,356,089
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.,
144A, 5.75%, 1/20/26	6,715,655	7,143,778
United Airlines Holdings, Inc., 4.25%, 10/1/22	2,272,000	2,325,960
United Airlines, Inc.
144A, 4.375%, 4/15/26	11,103,000	11,519,529
144A, 4.625%, 4/15/29	11,271,000	11,658,722

(Cost $75,855,119)		79,423,451

Apparel - 0.4%
Hanesbrands, Inc.
144A, 4.625%, 5/15/24	5,037,000	5,351,813
144A, 5.375%, 5/15/25	3,913,000	4,132,108
144A, 4.875%, 5/15/26	5,037,000	5,398,354
Levi Strauss & Co.,
144A, 3.50%, 3/1/31	2,798,000	2,759,164
Under Armour, Inc.,
3.25%, 6/15/26	3,358,000	3,440,187
William Carter Co.
144A, 5.50%, 5/15/25	2,745,000	2,896,250
144A, 5.625%, 3/15/27	2,798,000	2,934,556

(Cost $26,861,778)		26,912,432

Auto Manufacturers - 4.2%
Allison Transmission, Inc.
144A, 4.75%, 10/1/27	2,238,000	2,340,243
144A, 5.875%, 6/1/29	2,745,000	2,982,374

144A, 3.75%, 1/30/31	5,675,000	5,455,094
Ford Motor Co.
8.50%, 4/21/23	19,587,000	21,889,942
9.00%, 4/22/25	19,587,000	23,955,880
4.346%, 12/8/26	8,394,000	8,943,975
9.625%, 4/22/30	5,596,000	7,799,761
Ford Motor Credit Co. LLC
2.979%, 8/3/22	4,941,000	5,023,539
4.25%, 9/20/22	5,596,000	5,781,507
MTN, 3.55%, 10/7/22	3,323,000	3,415,330
3.35%, 11/1/22	6,929,000	7,096,231
3.087%, 1/9/23	8,394,000	8,561,922
4.14%, 2/15/23	4,972,000	5,175,653
3.096%, 5/4/23	5,796,000	5,921,194
4.375%, 8/6/23	5,651,000	5,951,238
3.37%, 11/17/23	5,350,000	5,530,562
3.81%, 1/9/24	4,268,000	4,442,476
5.584%, 3/18/24	8,786,000	9,604,504
3.664%, 9/8/24	4,267,000	4,461,341
4.063%, 11/1/24	8,595,000	9,097,593
4.687%, 6/9/25	3,323,000	3,579,868
5.125%, 6/16/25	9,734,000	10,664,814
4.134%, 8/4/25	7,683,000	8,159,346
3.375%, 11/13/25	11,752,000	12,046,446
GMTN, 4.389%, 1/8/26	6,715,000	7,161,279
4.542%, 8/1/26	4,129,000	4,451,929
4.271%, 1/9/27	5,037,000	5,311,743
4.125%, 8/17/27	6,907,000	7,226,449
3.815%, 11/2/27	4,200,000	4,294,500
2.90%, 2/16/28	4,294,000	4,189,785
5.113%, 5/3/29	8,179,000	8,956,005
4.00%, 11/13/30	9,234,000	9,429,945
Jaguar Land Rover Automotive PLC
144A, 5.625%, 2/1/23	2,792,000	2,795,490
144A, 7.75%, 10/15/25	3,814,000	4,142,366
144A, 4.50%, 10/1/27	2,766,000	2,636,689
144A, 5.875%, 1/15/28	3,690,000	3,772,342
Navistar International Corp.
144A, 9.50%, 5/1/25(a)	3,974,000	4,301,259
144A, 6.625%, 11/1/25	6,282,000	6,509,722
Tesla, Inc.,
144A, 5.30%, 8/15/25	10,073,000	10,454,062

(Cost $269,494,737)		273,514,398

Auto Parts & Equipment - 1.4%
Adient Global Holdings Ltd.,
144A, 4.875%, 8/15/26(a)	4,840,000	4,967,050
Adient US LLC, 144A, 9.00%, 4/15/25	3,094,000	3,424,408
American Axle & Manufacturing, Inc.
6.25%, 4/1/25(a)	3,874,000	4,018,597
6.25%, 3/15/26(a)	2,238,000	2,312,257
6.50%, 4/1/27(a)	2,723,000	2,894,038
6.875%, 7/1/28(a)	2,238,000	2,431,263
Clarios Global LP,
144A, 6.75%, 5/15/25	2,798,000	3,004,814
Clarios Global LP / Clarios US Finance Co.
144A, 6.25%, 5/15/26	5,596,000	5,981,844
144A, 8.50%, 5/15/27	10,913,000	11,881,529
Dana, Inc.
5.375%, 11/15/27	2,238,000	2,383,470
5.625%, 6/15/28	2,238,500	2,417,963
4.25%, 9/1/30	2,300,000	2,377,625
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	5,527,000	6,207,954
5.00%, 5/31/26	4,953,000	5,076,627
4.875%, 3/15/27	3,917,000	4,093,059
144A, 5.00%, 7/15/29	4,800,000	4,905,360
5.25%, 4/30/31	2,978,000	3,041,283
144A, 5.25%, 7/15/31	3,400,000	3,480,070
5.625%, 4/30/33	2,462,000	2,514,638
Tenneco, Inc.
5.00%, 7/15/26(a)	2,806,000	2,792,082
144A, 7.875%, 1/15/29(a)	2,822,000	3,160,513
144A, 5.125%, 4/15/29	4,392,000	4,397,490
ZF North America Capital, Inc.,
144A, 4.75%, 4/29/25	5,954,000	6,457,351

(Cost $93,051,774)		94,221,285

Distribution/Wholesale - 0.6%
American Builders & Contractors Supply Co., Inc.
144A, 4.00%, 1/15/28	3,917,000	4,011,968
144A, 3.875%, 11/15/29	2,300,000	2,268,375
Avient Corp.
5.25%, 3/15/23	3,124,000	3,352,692
144A, 5.75%, 5/15/25	3,938,000	4,174,241
Core & Main LP,
144A, 6.125%, 8/15/25	4,217,000	4,311,882
H&E Equipment Services, Inc.,
144A, 3.875%, 12/15/28	6,995,000	6,775,287
Performance Food Group, Inc.,
144A, 5.50%, 10/15/27	5,929,000	6,197,821
Wolverine Escrow LLC
144A, 8.50%, 11/15/24	3,568,000	3,510,020
144A, 9.00%, 11/15/26	5,144,000	5,054,392
144A, 13.125%, 11/15/27(a)	2,902,000	2,481,210

(Cost $42,745,556)		42,137,888

Entertainment - 3.0%
AMC Entertainment Holdings, Inc.,
144A, 10.50%, 4/15/25(a)	2,798,000	3,039,341
Banijay Entertainment SASU,
144A, 5.375%, 3/1/25	2,306,000	2,370,349
Caesars Entertainment, Inc.
144A, 6.25%, 7/1/25	19,027,000	20,097,269
144A, 8.125%, 7/1/27	10,044,000	11,160,742

Caesars Resort Collection LLC / CRC Finco, Inc.
144A, 5.75%, 7/1/25	5,596,000	5,875,520
144A, 5.25%, 10/15/25	9,606,000	9,692,646
Cedar Fair LP,
5.25%, 7/15/29	2,798,000	2,853,610
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
144A, 5.50%, 5/1/25	5,515,000	5,770,069
5.375%, 4/15/27	2,875,000	2,953,372
Churchill Downs, Inc.
144A, 5.50%, 4/1/27	3,358,000	3,495,577
144A, 4.75%, 1/15/28	3,917,000	4,031,063
Cinemark USA, Inc.
4.875%, 6/1/23	4,461,000	4,471,193
144A, 5.875%, 3/15/26	2,238,000	2,321,970
Cirsa Finance International SARL,
144A, 7.875%, 12/20/23	2,726,000	2,784,064
International Game Technology PLC
144A, 6.50%, 2/15/25	6,183,000	6,857,689
144A, 4.125%, 4/15/26	4,144,000	4,284,129
144A, 6.25%, 1/15/27	4,147,000	4,704,481
144A, 5.25%, 1/15/29	4,190,000	4,462,999
Lions Gate Capital Holdings LLC,
144A, 5.50%, 4/15/29	5,596,000	5,805,850
Live Nation Entertainment, Inc.
144A, 4.875%, 11/1/24	3,157,000	3,218,561
144A, 6.50%, 5/15/27	6,636,000	7,333,278
144A, 4.75%, 10/15/27(a)	5,316,000	5,435,902
144A, 3.75%, 1/15/28	2,876,000	2,869,155
Mohegan Gaming & Entertainment
144A, 7.875%, 10/15/24(a)	2,798,000	2,928,135
144A, 8.00%, 2/1/26	6,576,000	6,732,246
Scientific Games International, Inc.
144A, 8.625%, 7/1/25(a)	3,104,000	3,388,482
144A, 5.00%, 10/15/25	6,995,000	7,213,594
144A, 8.25%, 3/15/26	6,639,000	7,150,203
144A, 7.00%, 5/15/28	3,843,000	4,163,814
144A, 7.25%, 11/15/29	2,802,000	3,106,858
Six Flags Entertainment Corp.
144A, 4.875%, 7/31/24	5,596,000	5,655,262
144A, 5.50%, 4/15/27(a)	2,798,000	2,913,627
Six Flags Theme Parks, Inc.,
144A, 7.00%, 7/1/25	3,980,000	4,288,987
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC,
144A, 7.00%, 7/15/26	5,490,000	5,717,890
Vail Resorts, Inc.,
144A, 6.25%, 5/15/25	3,258,000	3,465,991
WMG Acquisition Corp.
144A, 3.875%, 7/15/30	3,070,000	3,103,724
144A, 3.00%, 2/15/31	4,403,000	4,161,606
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A, 7.75%, 4/15/25	3,613,000	3,893,008
144A, 5.125%, 10/1/29	4,197,000	4,353,317

(Cost $196,752,917)		198,125,573

Food Service - 0.4%
Aramark Services, Inc.
144A, 5.00%, 4/1/25(a)	3,325,000	3,412,281
144A, 6.375%, 5/1/25	8,394,000	8,929,159
4.75%, 6/1/26	2,745,000	2,810,194
144A, 5.00%, 2/1/28(a)	6,436,000	6,651,204
TKC Holdings, Inc.
144A, 6.875%, 5/15/28	2,400,000	2,435,688
144A, 10.50%, 5/15/29	3,800,000	4,005,105

(Cost $28,307,697)		28,243,631

Home Builders - 0.6%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A, 6.25%, 9/15/27	3,302,000	3,481,728
144A, 4.875%, 2/15/30	2,826,000	2,783,483
Forestar Group, Inc.,
144A, 3.85%, 5/15/26	2,196,000	2,214,897
Mattamy Group Corp.
144A, 5.25%, 12/15/27	2,798,000	2,924,679
144A, 4.625%, 3/1/30	3,358,000	3,370,962
Meritage Homes Corp.
6.00%, 6/1/25	2,256,000	2,572,878
144A, 3.875%, 4/15/29	2,470,000	2,575,185
Taylor Morrison Communities, Inc.
144A, 5.875%, 6/15/27	2,798,000	3,146,043
144A, 5.75%, 1/15/28	2,518,000	2,792,588
144A, 5.125%, 8/1/30	2,798,000	3,000,547
Toll Brothers Finance Corp.
4.375%, 4/15/23	2,246,000	2,360,231
4.875%, 3/15/27	2,550,000	2,890,017
4.35%, 2/15/28	2,196,000	2,395,441
3.80%, 11/1/29(a)	2,253,000	2,405,506
Williams Scotsman International, Inc.,
144A, 4.625%, 8/15/28	2,798,000	2,876,246

(Cost $41,820,434)		41,790,431

Home Furnishings - 0.1%
Tempur Sealy International, Inc.
5.50%, 6/15/26	3,493,000	3,589,180
144A, 4.00%, 4/15/29	4,403,000	4,413,083

(Cost $8,046,222)		8,002,263

Housewares - 0.4%
Newell Brands, Inc.
4.35%, 4/1/23	6,118,000	6,442,835
4.875%, 6/1/25	2,824,000	3,147,870
4.70%, 4/1/26	11,192,000	12,591,336

Scotts Miracle-Gro Co.
4.50%, 10/15/29	2,364,000	2,469,092
144A, 4.00%, 4/1/31	2,752,000	2,720,820

(Cost $26,908,849)		27,371,953

Leisure Time - 2.3%
Carnival Corp.
144A, 11.50%, 4/1/23	22,924,000	26,248,668
144A, 10.50%, 2/1/26(a)	4,337,000	5,124,122
144A, 7.625%, 3/1/26	8,114,000	8,894,972
144A, 5.75%, 3/1/27	19,464,000	20,704,830
144A, 9.875%, 8/1/27	5,037,000	5,913,564
Life Time, Inc.
144A, 5.75%, 1/15/26	5,178,000	5,344,667
144A, 8.00%, 4/15/26(a)	2,658,000	2,807,619
NCL Corp. Ltd.
144A, 12.25%, 5/15/24	3,777,000	4,579,405
144A, 3.625%, 12/15/24	3,362,000	3,217,333
144A, 10.25%, 2/1/26	4,197,000	4,905,558
144A, 5.875%, 3/15/26	7,842,000	8,185,127
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	3,845,000	3,975,961
144A, 10.875%, 6/1/23	6,240,000	7,168,200
144A, 9.125%, 6/15/23	5,490,000	6,079,900
144A, 11.50%, 6/1/25	12,993,000	15,056,678
3.70%, 3/15/28(a)	2,798,000	2,693,705
144A, 5.50%, 4/1/28	8,285,000	8,730,319
Viking Cruises Ltd.
144A, 13.00%, 5/15/25	3,777,000	4,439,259
144A, 5.875%, 9/15/27	4,617,000	4,461,176

(Cost $144,292,654)		148,531,063

Lodging - 2.1%
Boyd Gaming Corp.
144A, 8.625%, 6/1/25	3,358,000	3,697,998
6.375%, 4/1/26	4,116,000	4,257,796
6.00%, 8/15/26	3,909,000	4,071,419
4.75%, 12/1/27	5,595,000	5,727,070
Diamond Resorts International, Inc.
144A, 7.75%, 9/1/23	2,745,000	2,858,245
144A, 10.75%, 9/1/24	3,307,000	3,468,712
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 5/1/25	2,798,000	2,949,372
144A, 5.75%, 5/1/28	2,831,000	3,053,927
144A, 3.75%, 5/1/29	4,471,000	4,493,556
4.875%, 1/15/30	5,683,000	6,054,384
144A, 4.00%, 5/1/31	6,083,000	6,136,743
144A, 3.625%, 2/15/32	8,394,000	8,226,120
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.,
4.875%, 4/1/27	3,358,000	3,502,193
Marriott Ownership Resorts, Inc.,
144A, 6.125%, 9/15/25	2,742,000	2,924,384
Melco Resorts Finance Ltd.
144A, 4.875%, 6/6/25	5,596,000	5,746,420
144A, 5.25%, 4/26/26	2,752,000	2,872,056
144A, 5.625%, 7/17/27	3,456,000	3,650,400
144A, 5.75%, 7/21/28	4,807,000	5,133,876
144A, 5.375%, 12/4/29	6,466,000	6,908,921
MGM Resorts International
6.00%, 3/15/23	6,979,000	7,458,806
6.75%, 5/1/25	4,128,000	4,430,809
5.75%, 6/15/25	3,791,000	4,170,100
4.625%, 9/1/26	2,274,000	2,395,773
5.50%, 4/15/27	3,777,000	4,107,261
4.75%, 10/15/28	4,128,000	4,360,675
Travel + Leisure Co.
3.90%, 3/1/23	2,135,000	2,204,388
144A, 6.625%, 7/31/26	3,583,000	4,107,515
6.00%, 4/1/27	2,304,000	2,558,281
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A, 4.25%, 5/30/23	2,745,000	2,825,291
144A, 5.50%, 3/1/25	10,073,000	10,752,928
144A, 5.25%, 5/15/27	5,037,000	5,332,924

(Cost $139,467,781)		140,438,343

Retail - 4.0%
1011778 BC ULC / New Red Finance, Inc.
144A, 4.25%, 5/15/24	4,065,000	4,112,601
144A, 5.75%, 4/15/25	2,940,000	3,112,005
144A, 3.875%, 1/15/28	4,253,000	4,274,265
144A, 4.375%, 1/15/28	4,197,000	4,239,642
144A, 3.50%, 2/15/29	4,197,000	4,113,102
144A, 4.00%, 10/15/30	16,229,000	15,743,672
Carvana Co.
144A, 5.625%, 10/1/25	2,745,000	2,831,083
144A, 5.50%, 4/15/27	3,432,000	3,544,930
144A, 5.875%, 10/1/28	3,358,000	3,526,672
eG Global Finance PLC
144A, 6.75%, 2/7/25	4,185,000	4,287,532
144A, 8.50%, 10/30/25	3,546,000	3,755,356
Ferrellgas LP / Ferrellgas Finance Corp.
144A, 5.375%, 4/1/26	3,638,000	3,551,616
144A, 5.875%, 4/1/29	4,617,000	4,488,001
Gap, Inc.
144A, 8.375%, 5/15/23(a)	2,802,000	3,179,794
144A, 8.625%, 5/15/25(a)	4,207,000	4,655,992
144A, 8.875%, 5/15/27(a)	5,838,000	6,789,098
Golden Nugget, Inc.
144A, 6.75%, 10/15/24	7,527,000	7,606,259
144A, 8.75%, 10/1/25(a)	1,718,000	1,817,524
IRB Holding Corp.
144A, 7.00%, 6/15/25	4,266,000	4,614,319
144A, 6.75%, 2/15/26	2,646,000	2,738,623

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
144A, 5.25%, 6/1/26	6,174,000	6,336,067
144A, 4.75%, 6/1/27	4,197,000	4,406,640
L Brands, Inc.
144A, 9.375%, 7/1/25	2,798,000	3,569,003
5.25%, 2/1/28	2,798,000	3,039,481
7.50%, 6/15/29	2,752,000	3,172,354
144A, 6.625%, 10/1/30	5,596,000	6,403,922
Lithia Motors, Inc.
144A, 4.625%, 12/15/27	2,238,000	2,360,475
144A, 3.875%, 6/1/29	4,300,000	4,426,893
144A, 4.375%, 1/15/31	3,064,000	3,244,761
Macy’s Retail Holdings LLC
2.875%, 2/15/23	3,028,000	3,050,710
144A, 5.875%, 4/1/29(a)	2,798,000	2,986,865
Macy’s, Inc.,
144A, 8.375%, 6/15/25	7,275,000	8,048,332
Magic Mergeco, Inc.
144A, 5.25%, 5/1/28	4,757,000	4,822,433
144A, 7.875%, 5/1/29	7,275,000	7,429,594
Murphy Oil USA, Inc.
4.75%, 9/15/29	2,798,000	2,927,435
144A, 3.75%, 2/15/31	2,798,000	2,723,965
NMG Holding Co, Inc. / Neiman Marcus Group LLC,
144A, 7.125%, 4/1/26	6,156,000	6,506,122
Party City Holdings, Inc.,
144A, 8.75%, 2/15/26	4,197,000	4,448,820
Penske Automotive Group, Inc.
3.50%, 9/1/25	3,078,000	3,174,865
5.50%, 5/15/26	2,745,000	2,832,895
PetSmart, Inc. / PetSmart Finance Corp.
144A, 4.75%, 2/15/28	6,746,000	6,995,265
144A, 7.75%, 2/15/29	6,429,000	7,080,997
QVC, Inc.
4.375%, 3/15/23	4,135,000	4,348,552
4.85%, 4/1/24	3,358,000	3,647,762
4.45%, 2/15/25	3,358,000	3,580,081
4.75%, 2/15/27	3,218,000	3,403,212
4.375%, 9/1/28	2,798,000	2,873,686
Rite Aid Corp.
144A, 7.50%, 7/1/25	3,358,000	3,488,274
144A, 8.00%, 11/15/26	4,756,000	4,948,356
Staples, Inc.
144A, 7.50%, 4/15/26	11,016,000	11,445,294
144A, 10.75%, 4/15/27	5,693,000	5,840,107
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
144A, 5.00%, 6/1/31	3,500,000	3,544,135
Yum! Brands, Inc.
144A, 7.75%, 4/1/25	3,358,000	3,656,039
144A, 4.75%, 1/15/30	4,461,000	4,777,887
3.625%, 3/15/31	5,876,000	5,811,452
4.625%, 1/31/32	6,156,000	6,442,131

(Cost $259,768,141)		260,776,948

Toys/Games/Hobbies - 0.2%
Mattel, Inc.
144A, 3.375%, 4/1/26	3,302,000	3,434,311
144A, 5.875%, 12/15/27	3,360,000	3,692,119
144A, 3.75%, 4/1/29	3,458,000	3,544,398

(Cost $10,615,971)		10,670,828

Consumer, Non-cyclical - 18.0%
Agriculture - 0.2%
Darling Ingredients, Inc.,
144A, 5.25%, 4/15/27	2,745,000	2,875,181
Vector Group Ltd.
144A, 10.50%, 11/1/26	3,236,000	3,434,205
144A, 5.75%, 2/1/29	4,828,000	4,882,436

(Cost $11,342,461)		11,191,822

Beverages - 0.1%
Primo Water Holdings, Inc.,
144A, 4.375%, 4/30/29
(Cost $4,113,732)	4,117,000	4,126,057

Commercial Services - 3.4%
ADT Security Corp.
3.50%, 7/15/22	5,840,000	5,952,741
4.125%, 6/15/23	3,951,000	4,114,216
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	10,857,000	11,529,103
144A, 9.75%, 7/15/27	5,876,000	6,489,366
144A, 6.00%, 6/1/29	5,300,000	5,386,231
APX Group, Inc.
7.875%, 12/1/22	3,867,000	3,886,142
7.625%, 9/1/23	2,217,000	2,286,281
144A, 6.75%, 2/15/27	3,358,000	3,563,678
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A, 5.75%, 7/15/27	2,463,000	2,598,465
144A, 4.75%, 4/1/28	2,798,000	2,885,479
144A, 5.375%, 3/1/29(a)	3,315,000	3,451,760
Brink’s Co.
144A, 5.50%, 7/15/25	2,196,000	2,340,782
144A, 4.625%, 10/15/27	3,358,000	3,446,148
CoreCivic, Inc.,
8.25%, 4/15/26	2,518,000	2,462,566
Garda World Security Corp.
144A, 4.625%, 2/15/27	3,190,000	3,186,060
144A, 9.50%, 11/1/27	3,382,000	3,732,984
Gartner, Inc.
144A, 4.50%, 7/1/28	4,481,000	4,724,856
144A, 3.75%, 10/1/30	4,554,000	4,580,026
Herc Holdings, Inc.,
144A, 5.50%, 7/15/27	6,715,000	7,084,325

Jaguar Holding Co. II / PPD Development LP
144A, 4.625%, 6/15/25	2,798,000	2,934,417
144A, 5.00%, 6/15/28	3,917,000	4,239,917
Modulaire Global Finance PLC,
144A, 8.00%, 2/15/23	2,856,000	2,921,331
MPH Acquisition Holdings LLC,
144A, 5.75%, 11/1/28(a)	7,329,000	7,303,165
Nielsen Co. Luxembourg SARL,
144A, 5.00%, 2/1/25(a)	2,798,000	2,878,443
Nielsen Finance LLC / Nielsen Finance Co.
144A, 5.625%, 10/1/28	5,596,000	5,924,765
144A, 5.875%, 10/1/30	4,197,000	4,538,468
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.25%, 4/15/24	4,228,000	4,514,489
144A, 5.75%, 4/15/26	7,511,000	8,226,798
144A, 3.375%, 8/31/27	5,703,000	5,484,860
144A, 6.25%, 1/15/28	7,154,000	7,409,863
RR Donnelley & Sons Co.,
144A, 6.125%, 11/1/26	2,518,000	2,649,704
Sabre GLBL, Inc.
144A, 9.25%, 4/15/25	4,337,000	5,079,711
144A, 7.375%, 9/1/25	4,701,000	5,071,204
Service Corp. International
4.625%, 12/15/27	3,078,000	3,251,138
5.125%, 6/1/29	4,197,000	4,548,289
3.375%, 8/15/30	4,757,000	4,629,322
4.00%, 5/15/31	4,500,000	4,591,575
Square, Inc.
144A, 2.75%, 6/1/26	5,600,000	5,650,960
144A, 3.50%, 6/1/31	5,600,000	5,608,120
United Rentals North America, Inc.
5.875%, 9/15/26	5,596,000	5,832,711
5.50%, 5/15/27	6,096,000	6,454,140
4.875%, 1/15/28	9,341,000	9,878,575
5.25%, 1/15/30	4,128,000	4,514,752
4.00%, 7/15/30	4,163,000	4,246,218
3.875%, 2/15/31	6,156,000	6,194,475
Verscend Escrow Corp.,
144A, 9.75%, 8/15/26	6,296,000	6,681,630

(Cost $225,880,153)		224,960,249

Cosmetics/Personal Care - 0.3%
Coty, Inc.
144A, 5.00%, 4/15/26	4,953,000	5,031,901
144A, 6.50%, 4/15/26(a)	3,139,000	3,126,821
Edgewell Personal Care Co.
144A, 5.50%, 6/1/28	4,178,000	4,452,286
144A, 4.125%, 4/1/29	2,861,000	2,871,214
Oriflame Investment Holding PLC,
144A, 5.125%, 5/4/26	3,000,000	3,040,050

(Cost $18,585,396)		18,522,272

Food - 3.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 3.50%, 2/15/23	4,197,000	4,307,087
144A, 3.25%, 3/15/26	4,197,000	4,231,940
144A, 7.50%, 3/15/26	3,358,000	3,710,170
144A, 4.625%, 1/15/27	7,555,000	7,829,020
144A, 5.875%, 2/15/28	4,197,000	4,468,798
144A, 3.50%, 3/15/29	7,649,000	7,346,444
144A, 4.875%, 2/15/30	5,503,000	5,742,628
B&G Foods, Inc.
5.25%, 4/1/25	5,037,000	5,181,814
5.25%, 9/15/27	3,078,000	3,181,883
JBS USA Food Co.
144A, 7.00%, 1/15/26	5,530,000	5,904,658
144A, 5.75%, 1/15/28	4,276,000	4,536,879
JBS USA LUX SA / JBS USA Finance, Inc.,
144A, 6.75%, 2/15/28	5,242,000	5,741,301
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
144A, 6.50%, 4/15/29	8,099,000	9,088,171
144A, 5.50%, 1/15/30	6,995,000	7,703,314
144A, 3.75%, 12/1/31	2,800,000	2,842,140
Kraft Heinz Foods Co.
3.50%, 6/6/22	3,864,000	3,976,361
3.95%, 7/15/25	4,577,000	5,046,810
3.00%, 6/1/26	10,694,000	11,318,399
3.875%, 5/15/27	7,458,000	8,172,721
4.625%, 1/30/29	6,156,000	6,972,785
3.75%, 4/1/30	5,576,000	5,978,730
4.25%, 3/1/31	7,511,000	8,366,664
Lamb Weston Holdings, Inc.
144A, 4.625%, 11/1/24	4,662,000	4,825,170
144A, 4.875%, 11/1/26	4,662,000	4,840,252
144A, 4.875%, 5/15/28(a)	2,798,000	3,078,038
Pilgrim’s Pride Corp.
144A, 5.875%, 9/30/27	4,728,000	5,035,320
144A, 4.25%, 4/15/31	5,405,000	5,473,373
Post Holdings, Inc.
144A, 5.75%, 3/1/27	7,283,000	7,624,937
144A, 5.625%, 1/15/28	5,266,000	5,576,009
144A, 5.50%, 12/15/29	4,197,000	4,488,062
144A, 4.625%, 4/15/30	9,234,000	9,303,301
144A, 4.50%, 9/15/31	10,126,000	10,026,056
Sigma Holdco BV,
144A, 7.875%, 5/15/26(a)	2,718,000	2,755,386
US Foods, Inc.
144A, 6.25%, 4/15/25	5,596,000	5,936,181
144A, 4.75%, 2/15/29	5,037,000	5,030,704

(Cost $206,883,562)		205,641,506

Healthcare-Products - 0.4%
Avantor Funding, Inc.,
144A, 4.625%, 7/15/28	8,674,000	9,039,653

Hologic, Inc.
144A, 4.625%, 2/1/28	2,238,000	2,338,710
144A, 3.25%, 2/15/29	5,316,000	5,189,745
Teleflex, Inc.
4.875%, 6/1/26	2,201,000	2,254,660
4.625%, 11/15/27	2,798,000	2,981,101
144A, 4.25%, 6/1/28	2,777,000	2,867,253

(Cost $25,098,966)		24,671,122

Healthcare-Services - 6.5%
Catalent Pharma Solutions, Inc.
144A, 5.00%, 7/15/27	2,755,000	2,880,532
144A, 3.125%, 2/15/29	3,057,000	2,945,572
Centene Corp.
144A, 5.375%, 6/1/26	9,906,000	10,331,463
144A, 5.375%, 8/15/26	4,612,000	4,810,224
4.25%, 12/15/27	13,765,000	14,471,351
4.625%, 12/15/29	20,063,000	21,685,394
3.375%, 2/15/30	11,112,000	11,237,899
3.00%, 10/15/30	12,207,000	12,227,447
2.50%, 3/1/31	12,157,000	11,664,094
Charles River Laboratories International, Inc.
144A, 4.25%, 5/1/28	2,798,000	2,874,945
144A, 3.75%, 3/15/29	2,798,000	2,793,901
144A, 4.00%, 3/15/31	2,798,000	2,842,586
CHS/Community Health Systems, Inc.
144A, 6.625%, 2/15/25	8,046,000	8,478,472
144A, 8.00%, 3/15/26	12,137,000	13,032,104
144A, 5.625%, 3/15/27	10,734,000	11,268,983
144A, 8.00%, 12/15/27	3,852,000	4,227,570
144A, 6.875%, 4/1/28	4,293,000	4,125,552
144A, 6.00%, 1/15/29	4,953,000	5,194,459
144A, 6.875%, 4/15/29	9,979,000	10,203,527
144A, 6.125%, 4/1/30	8,000,000	7,985,640
144A, 4.75%, 2/15/31	6,128,000	6,025,908
DaVita, Inc.
144A, 4.625%, 6/1/30	15,390,000	15,716,191
144A, 3.75%, 2/15/31	8,394,000	8,058,870
Encompass Health Corp.
4.50%, 2/1/28	4,577,000	4,731,474
4.75%, 2/1/30	4,403,000	4,623,436
4.625%, 4/1/31	2,286,000	2,428,029
Envision Healthcare Corp.,
144A, 8.75%, 10/15/26	5,744,000	3,970,425
HCA, Inc.
5.875%, 5/1/23	6,879,000	7,486,278
5.375%, 2/1/25	14,550,000	16,296,000
5.875%, 2/15/26	8,394,000	9,600,637
5.375%, 9/1/26	5,596,000	6,337,470
5.625%, 9/1/28	8,394,000	9,768,517
5.875%, 2/1/29	5,503,000	6,466,025
3.50%, 9/1/30	15,208,000	15,638,767
IQVIA, Inc.
144A, 5.00%, 10/15/26	5,779,000	6,010,073
144A, 5.00%, 5/15/27	6,156,000	6,453,643
Legacy LifePoint Health LLC
144A, 6.75%, 4/15/25	3,358,000	3,558,540
144A, 4.375%, 2/15/27	3,358,000	3,349,857
LifePoint Health, Inc.,
144A, 5.375%, 1/15/29	2,798,000	2,728,512
MEDNAX, Inc.,
144A, 6.25%, 1/15/27	5,603,000	5,943,685
Molina Healthcare, Inc.
5.375%, 11/15/22	3,917,000	4,103,058
144A, 4.375%, 6/15/28	4,477,000	4,623,219
144A, 3.875%, 11/15/30	3,638,000	3,715,198
Radiology Partners, Inc.,
144A, 9.25%, 2/1/28	3,987,000	4,382,411
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.,
144A, 9.75%, 12/1/26	7,842,000	8,459,557
Select Medical Corp.,
144A, 6.25%, 8/15/26	6,855,000	7,242,753
Tenet Healthcare Corp.
6.75%, 6/15/23	10,475,000	11,394,181
4.625%, 7/15/24	11,167,000	11,331,713
144A, 4.625%, 9/1/24	3,325,000	3,404,168
144A, 7.50%, 4/1/25	4,672,000	5,015,100
5.125%, 5/1/25	7,981,000	8,100,835
144A, 4.875%, 1/1/26	11,357,000	11,745,864
144A, 6.25%, 2/1/27	8,394,000	8,761,279
144A, 5.125%, 11/1/27	8,394,000	8,775,088
144A, 4.625%, 6/15/28	3,358,000	3,429,626
144A, 6.125%, 10/1/28	13,990,000	14,660,890

(Cost $431,893,871)		429,618,992

Household Products/Wares - 0.2%
Central Garden & Pet Co.
4.125%, 10/15/30	2,798,000	2,857,667
144A, 4.125%, 4/30/31	2,238,000	2,249,257
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
144A, 5.00%, 12/31/26(a)	2,616,000	2,661,924
144A, 7.00%, 12/31/27(a)	2,889,000	2,943,429
Spectrum Brands, Inc.
5.75%, 7/15/25	644,000	660,905
144A, 3.875%, 3/15/31	2,812,000	2,738,171

(Cost $14,287,054)		14,111,353

Pharmaceuticals - 3.8%
Bausch Health Americas, Inc.
144A, 9.25%, 4/1/26	8,235,000	8,904,094
144A, 8.50%, 1/31/27	9,793,000	10,502,993
Bausch Health Cos., Inc.
144A, 7.00%, 3/15/24	10,782,000	11,018,449
144A, 6.125%, 4/15/25	18,188,000	18,592,683
144A, 5.50%, 11/1/25	9,031,000	9,282,062
144A, 9.00%, 12/15/25	8,694,000	9,313,448
144A, 5.75%, 8/15/27	2,798,000	2,920,566

144A, 7.00%, 1/15/28	4,197,000	4,307,171
144A, 5.00%, 1/30/28	6,995,000	6,567,536
144A, 5.00%, 2/15/29	5,596,000	5,141,997
144A, 6.25%, 2/15/29	8,394,000	8,215,627
144A, 7.25%, 5/30/29	4,217,000	4,359,324
144A, 5.25%, 1/30/30	7,044,000	6,499,921
144A, 5.25%, 2/15/31(a)	5,496,000	5,037,057
Cheplapharm Arzneimittel GmbH,
144A, 5.50%, 1/15/28	2,866,000	2,949,458
Elanco Animal Health, Inc.
5.272%, 8/28/23	4,197,000	4,546,044
5.90%, 8/28/28	4,094,000	4,722,388
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
144A, 9.50%, 7/31/27(a)	5,264,000	5,362,700
144A, 6.00%, 6/30/28	7,054,000	4,923,727
Endo Luxembourg Finance Co I Sarl / Endo US, Inc.,
144A, 6.125%, 4/1/29	7,247,000	7,156,412
HLF Financing Sarl LLC / Herbalife International, Inc.,
144A, 4.875%, 6/1/29	3,400,000	3,410,370
Jazz Securities DAC,
144A, 4.375%, 1/15/29	8,394,000	8,643,638
Organon Finance 1 LLC
144A, 4.125%, 4/30/28	11,752,000	11,884,210
144A, 5.125%, 4/30/31	11,192,000	11,508,957
Par Pharmaceutical, Inc.,
144A, 7.50%, 4/1/27	11,279,000	11,518,679
Prestige Brands, Inc.
144A, 5.125%, 1/15/28	2,238,000	2,345,568
144A, 3.75%, 4/1/31	3,443,000	3,310,014
Teva Pharmaceutical Finance Co. BV,
2.95%, 12/18/22	4,731,000	4,760,096
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	16,789,000	16,663,082
6.00%, 4/15/24	6,985,000	7,391,317
7.125%, 1/31/25	5,586,000	6,108,682
3.15%, 10/1/26	19,587,000	18,485,133
6.75%, 3/1/28(a)	6,994,000	7,602,723

(Cost $260,690,745)		253,956,126

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena AB,
144A, 7.00%, 2/1/24(a)
(Cost $2,867,613)	2,904,000	3,049,098

Energy - 12.3%
Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC
144A, 4.25%, 1/31/23	2,508,000	2,587,641
144A, 5.00%, 1/31/28	3,917,000	4,126,364
144A, 4.75%, 1/15/30	4,074,000	4,169,861

(Cost $11,239,179)		10,883,866

Oil & Gas - 7.1%
Antero Resources Corp.
5.625%, 6/1/23	3,152,000	3,152,000
5.00%, 3/1/25(a)	3,502,000	3,593,927
144A, 8.375%, 7/15/26	2,859,000	3,225,867
144A, 7.625%, 2/1/29	3,846,000	4,236,138
Apache Corp.
4.625%, 11/15/25	2,798,000	2,972,875
4.875%, 11/15/27	4,297,000	4,517,608
4.375%, 10/15/28	5,577,000	5,728,973
4.25%, 1/15/30(a)	3,190,000	3,218,024
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
144A, 7.00%, 11/1/26	3,358,000	3,459,932
Callon Petroleum Co.
6.25%, 4/15/23(a)	3,039,000	2,878,541
6.125%, 10/1/24(a)	2,577,000	2,380,710
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
144A, 11.00%, 4/15/25(a)	3,120,000	3,354,827
Chesapeake Energy Corp.
144A, 5.50%, 2/1/26	2,780,000	2,936,542
144A, 5.875%, 2/1/29	2,754,000	2,975,298
Citgo Holding, Inc.,
144A, 9.25%, 8/1/24	7,617,000	7,816,946
CITGO Petroleum Corp.
144A, 7.00%, 6/15/25	6,296,000	6,555,836
144A, 6.375%, 6/15/26	3,628,000	3,723,453
CNX Resources Corp.
144A, 7.25%, 3/14/27	3,879,000	4,176,325
144A, 6.00%, 1/15/29	2,798,000	2,990,824
Comstock Resources, Inc.
9.75%, 8/15/26	4,851,000	5,272,843
144A, 6.75%, 3/1/29	6,995,000	7,319,918
Continental Resources, Inc.
4.50%, 4/15/23	3,635,000	3,799,629
3.80%, 6/1/24	5,590,000	5,876,879
4.375%, 1/15/28(a)	5,595,000	6,077,569
144A, 5.75%, 1/15/31(a)	8,394,000	9,862,027
CrownRock LP / CrownRock Finance, Inc.
144A, 5.625%, 10/15/25	6,631,000	6,861,692
144A, 5.00%, 5/1/29	2,238,000	2,304,939
CVR Energy, Inc.
144A, 5.25%, 2/15/25	3,358,000	3,365,774
144A, 5.75%, 2/15/28(a)	2,238,000	2,250,544
Endeavor Energy Resources LP / EER Finance, Inc.
144A, 6.625%, 7/15/25	3,358,000	3,568,127
144A, 5.50%, 1/30/26	2,658,000	2,751,003
144A, 5.75%, 1/30/28	5,690,000	6,031,002
EQT Corp.
3.00%, 10/1/22(a)	3,039,000	3,109,216
7.625%, 2/1/25	5,596,000	6,542,815
144A, 3.125%, 5/15/26	2,800,000	2,852,556
3.90%, 10/1/27	7,179,000	7,675,428

8.50%, 2/1/30	4,289,000	5,581,940
144A, 3.625%, 5/15/31	2,600,000	2,681,302
Hilcorp Energy I LP / Hilcorp Finance Co.
144A, 6.25%, 11/1/28	3,358,000	3,530,097
144A, 5.75%, 2/1/29	3,358,000	3,451,688
144A, 6.00%, 2/1/31	3,358,000	3,479,325
Leviathan Bond Ltd.
144A,REGS, 5.75%, 6/30/23	2,797,847	2,951,874
144A,REGS, 6.125%, 6/30/25	3,358,162	3,700,412
144A,REGS, 6.50%, 6/30/27	3,334,380	3,717,900
144A,REGS, 6.75%, 6/30/30	3,078,059	3,472,959
Matador Resources Co.,
5.875%, 9/15/26(a)	5,875,000	5,904,375
MEG Energy Corp.
144A, 6.50%, 1/15/25	2,826,000	2,927,849
144A, 7.125%, 2/1/27	6,693,000	7,186,676
144A, 5.875%, 2/1/29	3,312,000	3,453,406
Moss Creek Resources Holdings, Inc.
144A, 7.50%, 1/15/26	3,917,000	3,456,537
144A, 10.50%, 5/15/27(a)	2,805,000	2,663,488
Murphy Oil Corp.
6.875%, 8/15/24(a)	2,978,000	3,053,448
5.75%, 8/15/25	3,186,000	3,276,514
5.875%, 12/1/27(a)	2,982,000	3,086,787
6.375%, 7/15/28	3,039,000	3,195,265
Nabors Industries Ltd.,
144A, 7.25%, 1/15/26	3,228,000	2,812,766
Nabors Industries, Inc.,
5.75%, 2/1/25	3,527,000	2,939,437
Occidental Petroleum Corp.
2.70%, 8/15/22	3,521,000	3,545,823
2.70%, 2/15/23	5,185,000	5,222,669
6.95%, 7/1/24	3,260,000	3,629,195
2.90%, 8/15/24	16,889,000	16,867,889
3.50%, 6/15/25	4,463,000	4,471,368
8.00%, 7/15/25(a)	2,472,000	2,910,508
5.875%, 9/1/25(a)	5,037,000	5,464,138
5.50%, 12/1/25	4,148,000	4,464,389
5.55%, 3/15/26	5,939,000	6,347,306
3.40%, 4/15/26	6,596,000	6,439,708
3.20%, 8/15/26	5,596,000	5,400,140
3.00%, 2/15/27	4,324,000	4,096,341
8.50%, 7/15/27	2,745,000	3,340,788
6.375%, 9/1/28	3,318,000	3,694,361
3.50%, 8/15/29	8,394,000	7,880,833
8.875%, 7/15/30	5,590,000	7,180,858
6.625%, 9/1/30	8,394,000	9,630,520
6.125%, 1/1/31(a)	6,879,000	7,638,992
7.50%, 5/1/31	4,924,000	5,869,876
7.875%, 9/15/31	2,762,000	3,366,036
Ovintiv Exploration, Inc.
5.625%, 7/1/24	5,595,000	6,228,358
5.375%, 1/1/26	3,852,000	4,342,296
Parkland Corp.
144A, 5.875%, 7/15/27	2,834,000	3,024,728
144A, 4.50%, 10/1/29	4,392,000	4,467,169
PBF Holding Co. LLC / PBF Finance Corp.
144A, 9.25%, 5/15/25	6,995,000	7,200,443
7.25%, 6/15/25(a)	4,051,000	3,298,669
6.00%, 2/15/28	5,596,000	4,134,129
PDC Energy, Inc.
6.125%, 9/15/24	2,238,000	2,291,152
5.75%, 5/15/26	4,117,000	4,302,306
Puma International Financing SA
144A, 5.125%, 10/6/24	3,440,000	3,494,679
144A, 5.00%, 1/24/26	4,188,000	4,232,477
Range Resources Corp.
5.00%, 3/15/23	2,979,000	3,068,370
4.875%, 5/15/25	4,197,000	4,275,694
9.25%, 2/1/26	4,957,000	5,473,767
144A, 8.25%, 1/15/29	3,335,000	3,723,244
SM Energy Co.
144A, 10.00%, 1/15/25(a)	3,001,000	3,404,935
6.75%, 9/15/26	2,301,000	2,299,274
6.625%, 1/15/27(a)	2,288,000	2,296,054
Southwestern Energy Co.
6.45%, 1/23/25	4,702,000	5,155,602
7.50%, 4/1/26(a)	3,856,000	4,083,562
7.75%, 10/1/27(a)	2,486,000	2,702,406
Sunoco LP / Sunoco Finance Corp.
5.50%, 2/15/26	4,471,000	4,621,896
6.00%, 4/15/27	3,344,000	3,498,660
144A, 4.50%, 5/15/29	4,477,000	4,454,145
Transocean, Inc.
144A, 7.25%, 11/1/25	2,302,000	1,830,090
144A, 7.50%, 1/15/26(a)	3,185,000	2,508,809
144A, 11.50%, 1/30/27	3,813,000	3,798,587
144A, 8.00%, 2/1/27	3,469,000	2,636,440
WPX Energy, Inc.
5.25%, 9/15/24	2,694,000	2,991,916
5.75%, 6/1/26	3,121,500	3,260,547
4.50%, 1/15/30	3,349,000	3,620,336

(Cost $456,761,679)		470,123,130

Oil & Gas Services - 0.6%
Archrock Partners LP / Archrock Partners Finance Corp.
144A, 6.875%, 4/1/27	2,798,000	2,973,463
144A, 6.25%, 4/1/28	4,477,000	4,652,409
CGG SA, 144A, 8.75%, 4/1/27(a)	2,763,000	2,766,620
TechnipFMC PLC, 144A, 6.50%, 2/1/26	5,590,000	6,019,933
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	4,005,000	4,215,262
6.875%, 9/1/27	4,197,000	4,415,370
Weatherford International Ltd.
144A, 8.75%, 9/1/24	2,798,000	2,927,408

144A, 11.00%, 12/1/24	11,752,000	11,910,593

(Cost $38,915,809)		39,881,058

Pipelines - 4.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	3,727,000	3,838,810
144A, 7.875%, 5/15/26	3,019,000	3,351,090
144A, 5.75%, 3/1/27	3,781,000	3,903,750
144A, 5.75%, 1/15/28	3,568,000	3,673,934
Buckeye Partners LP
4.15%, 7/1/23	2,728,000	2,824,789
144A, 4.125%, 3/1/25	2,798,000	2,888,935
3.95%, 12/1/26	3,402,000	3,457,283
4.125%, 12/1/27	2,217,000	2,212,123
144A, 4.50%, 3/1/28	2,902,000	2,909,095
Cheniere Energy Partners LP
5.625%, 10/1/26	6,156,000	6,417,630
4.50%, 10/1/29	8,394,000	8,887,148
144A, 4.00%, 3/1/31	8,379,000	8,659,822
Cheniere Energy, Inc.,
144A, 4.625%, 10/15/28	11,192,000	11,766,429
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25(a)	2,795,000	2,873,190
144A, 5.625%, 5/1/27	3,394,000	3,504,543
144A, 6.00%, 2/1/29	3,995,000	4,140,198
DCP Midstream Operating LP
3.875%, 3/15/23	2,354,000	2,449,149
5.375%, 7/15/25	4,723,000	5,179,502
5.625%, 7/15/27	2,798,000	3,084,221
5.125%, 5/15/29	3,358,000	3,624,205
EnLink Midstream LLC,
5.375%, 6/1/29	2,766,000	2,790,272
EnLink Midstream Partners LP
4.40%, 4/1/24	2,597,000	2,705,217
4.15%, 6/1/25	4,036,000	4,136,234
4.85%, 7/15/26	2,918,000	2,950,857
EQM Midstream Partners LP
4.75%, 7/15/23	3,302,000	3,460,562
4.00%, 8/1/24	2,752,000	2,819,369
144A, 6.00%, 7/1/25	4,102,000	4,450,629
4.125%, 12/1/26	2,798,000	2,827,169
144A, 6.50%, 7/1/27	5,037,000	5,548,381
5.50%, 7/15/28	4,678,000	5,005,600
144A, 4.50%, 1/15/29	4,477,000	4,487,320
144A, 4.75%, 1/15/31	6,156,000	6,203,032
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	2,963,000	2,985,860
8.00%, 1/15/27	5,508,000	5,666,355
7.75%, 2/1/28	4,128,000	4,152,809
Hess Midstream Operations LP
144A, 5.625%, 2/15/26	4,449,000	4,622,311
144A, 5.125%, 6/15/28	3,070,000	3,225,342
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	6,995,000	7,108,319
144A, 6.50%, 9/30/26	8,394,000	8,456,955
NGL Energy Operating LLC / NGL Energy Finance Corp.,
144A, 7.50%, 2/1/26	11,454,000	11,919,777
NGL Energy Partners LP / NGL Energy Finance Corp.,
7.50%, 11/1/23	3,115,000	3,037,125
NuStar Logistics LP
5.75%, 10/1/25	3,394,000	3,616,731
6.00%, 6/1/26	2,745,000	2,946,332
5.625%, 4/28/27	3,019,000	3,197,770
6.375%, 10/1/30	3,482,000	3,818,065
Rockies Express Pipeline LLC
144A, 3.60%, 5/15/25	2,238,000	2,255,255
144A, 4.95%, 7/15/29	3,078,000	3,159,167
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A, 5.50%, 9/15/24	2,568,000	2,619,514
144A, 7.50%, 10/1/25	3,344,000	3,659,707
144A, 6.00%, 3/1/27	2,461,000	2,522,525
144A, 5.50%, 1/15/28	4,148,000	4,184,295
144A, 6.00%, 12/31/30	4,156,000	4,249,261
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.875%, 4/15/26	5,391,000	5,653,811
5.375%, 2/1/27	2,619,000	2,730,033
6.50%, 7/15/27	3,928,000	4,261,959
5.00%, 1/15/28	3,919,000	4,104,721
6.875%, 1/15/29	3,802,000	4,229,725
5.50%, 3/1/30	5,314,000	5,748,287
144A, 4.875%, 2/1/31	5,584,000	5,852,953
144A, 4.00%, 1/15/32	5,596,000	5,556,240
Western Midstream Operating LP
4.00%, 7/1/22	3,115,000	3,197,828
4.35%, 2/1/25	5,803,000	6,056,881
3.95%, 6/1/25	2,752,000	2,861,736
4.65%, 7/1/26	2,752,000	2,940,966
4.50%, 3/1/28	2,201,000	2,338,563
4.75%, 8/15/28	2,238,000	2,403,959
5.30%, 2/1/30(a)	6,715,000	7,411,681

(Cost $285,176,208)		289,783,306

Financial - 9.5%
Banks - 1.0%
CIT Group, Inc.
5.00%, 8/15/22	6,419,000	6,747,974
5.00%, 8/1/23	4,197,000	4,564,237
4.75%, 2/16/24	2,775,000	3,026,040
3.929%, 6/19/24	2,552,000	2,709,599

5.25%, 3/7/25	2,798,000	3,168,217
6.125%, 3/9/28	2,238,000	2,713,642
Commerzbank AG,
144A, 8.125%, 9/19/23	5,442,000	6,229,072
Deutsche Bank AG,
3.729%, 1/14/32(b)	7,095,000	7,113,196
Freedom Mortgage Corp.
144A, 8.125%, 11/15/24	2,417,000	2,487,383
144A, 8.25%, 4/15/25	3,895,000	4,063,946
144A, 7.625%, 5/1/26	3,304,000	3,452,284
Intesa Sanpaolo SpA
144A, 5.017%, 6/26/24	11,260,000	12,283,551
144A, 5.71%, 1/15/26	8,270,000	9,363,617

(Cost $66,970,111)		67,922,758

Diversified Financial Services - 2.5%
Ally Financial, Inc.,
5.75%, 11/20/25	6,014,000	6,925,628
LD Holdings Group LLC
144A, 6.50%, 11/1/25	2,944,000	3,049,425
144A, 6.125%, 4/1/28	3,327,000	3,290,004
LPL Holdings, Inc.
144A, 4.625%, 11/15/27	2,196,000	2,294,134
144A, 4.00%, 3/15/29	5,037,000	5,011,815
144A, 4.375%, 5/15/31	2,300,000	2,303,519
Midcap Financial Issuer Trust,
144A, 6.50%, 5/1/28	5,500,000	5,750,773
Nationstar Mortgage Holdings, Inc.
144A, 6.00%, 1/15/27	3,348,000	3,456,810
144A, 5.50%, 8/15/28	4,757,000	4,721,108
144A, 5.125%, 12/15/30	3,638,000	3,515,327
Navient Corp.
6.50%, 6/15/22	5,544,000	5,807,340
5.50%, 1/25/23	5,790,000	6,065,025
7.25%, 9/25/23	2,722,000	2,991,002
MTN, 6.125%, 3/25/24	5,038,000	5,406,353
5.875%, 10/25/24	2,798,000	2,979,940
6.75%, 6/25/25	2,745,000	3,019,843
6.75%, 6/15/26	2,845,000	3,136,982
5.00%, 3/15/27	3,843,000	3,915,056
4.875%, 3/15/28	2,798,000	2,773,657
NFP Corp.,
144A, 6.875%, 8/15/28	9,933,000	10,279,740
OneMain Finance Corp.
5.625%, 3/15/23	4,603,000	4,879,180
6.125%, 3/15/24	7,487,000	8,076,601
6.875%, 3/15/25	6,995,000	7,913,094
8.875%, 6/1/25	3,294,000	3,635,522
7.125%, 3/15/26	8,988,000	10,471,020
6.625%, 1/15/28	4,477,000	5,086,454
5.375%, 11/15/29	4,197,000	4,474,296
4.00%, 9/15/30	4,751,000	4,604,313
PennyMac Financial Services, Inc.
144A, 5.375%, 10/15/25	2,709,000	2,847,931
144A, 4.25%, 2/15/29	3,973,000	3,859,233
Quicken Loans LLC,
144A, 5.25%, 1/15/28	5,852,000	6,126,371
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.
144A, 3.625%, 3/1/29	4,197,000	4,099,944
144A, 3.875%, 3/1/31	6,995,000	6,850,763
United Wholesale Mortgage LLC
144A, 5.50%, 11/15/25	4,392,000	4,530,612
144A, 5.50%, 4/15/29	3,880,000	3,836,835

(Cost $168,706,721)		167,985,650

Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.
144A, 7.00%, 11/15/25	5,176,000	5,292,926
144A, 10.125%, 8/1/26	2,238,000	2,522,987
144A, 4.25%, 2/15/29	3,906,000	3,816,894
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A, 4.25%, 10/15/27	2,938,000	2,941,954
144A, 6.75%, 10/15/27	7,499,000	7,761,090
AssuredPartners, Inc.
144A, 7.00%, 8/15/25	2,798,000	2,863,977
144A, 5.625%, 1/15/29	3,109,000	3,089,662
HUB International Ltd.,
144A, 7.00%, 5/1/26	9,368,000	9,727,263
MGIC Investment Corp.,
5.25%, 8/15/28	3,576,000	3,787,950
Radian Group, Inc.
4.50%, 10/1/24	2,470,000	2,608,937
6.625%, 3/15/25	3,008,000	3,402,845
4.875%, 3/15/27	2,518,000	2,688,859

(Cost $50,803,616)		50,505,344

Real Estate - 0.5%
Howard Hughes Corp.
144A, 5.375%, 8/1/28	4,117,000	4,340,862
144A, 4.125%, 2/1/29	3,638,000	3,619,592
144A, 4.375%, 2/1/31	3,711,000	3,683,854
Kennedy-Wilson, Inc.
4.75%, 3/1/29	3,344,000	3,430,476
5.00%, 3/1/31	3,358,000	3,439,095
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A, 4.875%, 6/1/23	2,233,000	2,326,228
144A, 7.625%, 6/15/25	3,078,000	3,343,631
144A, 9.375%, 4/1/27	3,078,000	3,427,153
144A, 5.75%, 1/15/29	5,037,000	5,271,447

(Cost $32,729,897)		32,882,338

Real Estate Investment Trusts - 4.1%
Diversified Healthcare Trust
9.75%, 6/15/25	5,771,000	6,426,528
4.75%, 2/15/28	2,802,000	2,707,993
4.375%, 3/1/31	2,786,000	2,624,718
EPR Properties
4.75%, 12/15/26	2,263,000	2,387,698
4.50%, 6/1/27	2,781,000	2,865,013
4.95%, 4/15/28	2,291,000	2,403,413

3.75%, 8/15/29	2,752,000	2,694,099
ESH Hospitality, Inc.
144A, 5.25%, 5/1/25	7,275,000	7,420,500
144A, 4.625%, 10/1/27	4,238,000	4,490,903
HAT Holdings I LLC / HAT Holdings II LLC
144A, 5.25%, 7/15/24	3,343,000	3,447,820
144A, 6.00%, 4/15/25	1,866,000	1,970,962
Iron Mountain, Inc.
144A, 4.875%, 9/15/27	5,851,000	6,077,756
144A, 5.25%, 3/15/28	4,617,000	4,831,529
144A, 5.00%, 7/15/28	2,798,000	2,895,217
144A, 4.875%, 9/15/29	5,596,000	5,742,895
144A, 5.25%, 7/15/30	7,154,000	7,478,899
144A, 4.50%, 2/15/31	6,156,000	6,127,067
144A, 5.625%, 7/15/32	3,402,000	3,620,085
iStar, Inc.
4.75%, 10/1/24	4,309,000	4,509,368
4.25%, 8/1/25	3,078,000	3,122,262
5.50%, 2/15/26	2,238,000	2,305,274
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
144A, 4.25%, 2/1/27	3,682,000	3,611,692
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	5,912,000	6,355,400
144A, 4.625%, 6/15/25	4,433,000	4,709,930
4.50%, 9/1/26	2,752,000	2,913,941
5.75%, 2/1/27	4,312,000	4,780,952
144A, 3.875%, 2/15/29	4,183,000	4,237,316
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	3,491,000	3,600,146
5.00%, 10/15/27	8,021,000	8,452,129
4.625%, 8/1/29	4,953,000	5,261,349
3.50%, 3/15/31	7,154,000	7,220,675
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A, 7.50%, 6/1/25	3,613,000	3,912,518
144A, 5.875%, 10/1/28	4,057,000	4,335,919
144A, 4.875%, 5/15/29	4,300,000	4,461,465
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	3,888,000	3,955,846
144A, 4.50%, 2/15/29	3,304,000	3,295,426
SBA Communications Corp.
4.875%, 9/1/24	6,153,000	6,287,628
3.875%, 2/15/27	8,371,000	8,570,188
144A, 3.125%, 2/1/29	8,394,000	8,068,732
Service Properties Trust
5.00%, 8/15/22	2,661,000	2,691,508
4.50%, 6/15/23	2,952,000	2,963,350
4.35%, 10/1/24	4,617,000	4,540,819
7.50%, 9/15/25	4,477,000	5,008,682
4.75%, 10/1/26	2,518,000	2,395,462
4.95%, 2/15/27	2,238,000	2,149,924
5.50%, 12/15/27	2,518,000	2,596,476
3.95%, 1/15/28	2,238,000	2,006,121
4.95%, 10/1/29	2,378,000	2,220,565
4.375%, 2/15/30	2,238,000	2,017,479
Starwood Property Trust, Inc.,
4.75%, 3/15/25	2,798,000	2,924,554
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
144A, 7.125%, 12/15/24	3,335,000	3,439,219
144A, 7.875%, 2/15/25	12,591,000	13,503,847
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A, 4.75%, 4/15/28	3,190,000	3,165,692
144A, 6.50%, 2/15/29	6,212,000	6,157,645
VICI Properties LP / VICI Note Co., Inc.
144A, 3.50%, 2/15/25(a)	4,156,000	4,238,621
144A, 4.25%, 12/1/26	6,995,000	7,208,243
144A, 3.75%, 2/15/27	4,197,000	4,249,756
144A, 4.625%, 12/1/29	5,596,000	5,838,307
144A, 4.125%, 8/15/30	5,596,000	5,689,173
XHR LP
144A, 6.375%, 8/15/25	2,800,000	2,974,790
144A, 4.875%, 6/1/29	2,800,000	2,851,660

(Cost $271,673,712)		271,013,144

Venture Capital - 0.6%
Compass Group Diversified Holdings LLC,
144A, 5.25%, 4/15/29	5,596,000	5,783,382
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.75%, 2/1/24	2,679,000	2,737,670
4.75%, 9/15/24	5,868,000	6,122,671
6.375%, 12/15/25	4,035,000	4,169,184
6.25%, 5/15/26	6,925,000	7,336,345
5.25%, 5/15/27	5,575,000	5,722,459
144A, 5.25%, 5/15/27	2,736,000	2,804,550
144A, 4.375%, 2/1/29	4,197,000	4,124,266

(Cost $39,028,644)		38,800,527

Industrial - 8.1%
Aerospace/Defense - 1.9%
Howmet Aerospace, Inc.
5.125%, 10/1/24	6,995,000	7,659,875
6.875%, 5/1/25	6,715,000	7,782,685
Rolls-Royce PLC
144A, 3.625%, 10/14/25	5,748,000	5,783,925
144A, 5.75%, 10/15/27	5,467,000	5,890,692
Signature Aviation US Holdings, Inc.
144A, 5.375%, 5/1/26	2,745,000	2,818,772
144A, 4.00%, 3/1/28	3,606,000	3,622,912

Spirit AeroSystems, Inc.
144A, 5.50%, 1/15/25	2,745,000	2,899,420
144A, 7.50%, 4/15/25	7,015,000	7,514,819
4.60%, 6/15/28	3,917,000	3,795,749
TransDigm, Inc.
144A, 8.00%, 12/15/25	6,096,000	6,595,628
144A, 6.25%, 3/15/26	24,623,000	26,008,659
6.375%, 6/15/26	5,316,000	5,513,755
7.50%, 3/15/27	3,078,000	3,289,612
5.50%, 11/15/27	14,823,000	15,473,285
144A, 4.625%, 1/15/29	6,715,000	6,645,231
144A, 4.875%, 5/1/29	4,197,000	4,166,887
Triumph Group, Inc.
144A, 8.875%, 6/1/24	3,802,000	4,217,844
144A, 6.25%, 9/15/24	2,938,000	2,998,435
7.75%, 8/15/25(a)	2,798,000	2,869,769

(Cost $124,573,937)		125,547,954

Building Materials - 0.7%
Builders FirstSource, Inc.
144A, 6.75%, 6/1/27	3,862,000	4,137,168
144A, 5.00%, 3/1/30	3,078,000	3,209,277
Griffon Corp., 5.75%, 3/1/28	5,720,000	6,041,750
JELD-WEN, Inc.
144A, 4.625%, 12/15/25	2,196,000	2,241,336
144A, 4.875%, 12/15/27	2,216,000	2,290,790
Standard Industries, Inc.
144A, 5.00%, 2/15/27	4,693,000	4,859,649
144A, 4.75%, 1/15/28	5,596,000	5,818,329
144A, 4.375%, 7/15/30	6,156,000	6,232,057
144A, 3.375%, 1/15/31(a)	6,156,000	5,851,986
Summit Materials LLC / Summit Materials Finance Corp.,
144A, 5.25%, 1/15/29	3,843,000	4,062,512

(Cost $45,587,477)		44,744,854

Electrical Components & Equipment - 0.4%
Energizer Holdings, Inc.
144A, 4.75%, 6/15/28	3,358,000	3,412,769
144A, 4.375%, 3/31/29	4,477,000	4,426,634
WESCO Distribution, Inc.
144A, 7.125%, 6/15/25	8,515,000	9,206,844
144A, 7.25%, 6/15/28	7,358,000	8,168,189

(Cost $25,536,092)		25,214,436

Electronics - 0.5%
Imola Merger Corp.,
144A, 4.75%, 5/15/29	11,192,000	11,318,022
Sensata Technologies BV
144A, 4.875%, 10/15/23	2,840,000	3,041,171
144A, 5.625%, 11/1/24	2,067,000	2,296,375
144A, 5.00%, 10/1/25	3,871,000	4,310,591
144A, 4.00%, 4/15/29	5,696,000	5,713,373
Sensata Technologies, Inc.
144A, 4.375%, 2/15/30	2,549,000	2,636,303
144A, 3.75%, 2/15/31	4,197,000	4,106,366

(Cost $33,845,943)		33,422,201

Engineering & Construction - 0.3%
AECOM, 5.125%, 3/15/27	5,557,000	6,154,377
Brand Industrial Services, Inc.,
144A, 8.50%, 7/15/25	5,596,000	5,739,314
Fluor Corp.
3.50%, 12/15/24(a)	2,745,000	2,895,701
4.25%, 9/15/28(a)	3,358,000	3,433,555

(Cost $17,801,384)		18,222,947

Environmental Control - 0.5%
Covanta Holding Corp.
5.875%, 7/1/25	2,196,000	2,273,091
6.00%, 1/1/27	2,217,000	2,321,886
5.00%, 9/1/30	2,238,000	2,308,318
GFL Environmental, Inc.
144A, 4.25%, 6/1/25	2,765,000	2,869,351
144A, 3.75%, 8/1/25	4,248,000	4,357,429
144A, 5.125%, 12/15/26	2,834,000	2,986,328
144A, 4.00%, 8/1/28(a)	2,714,000	2,622,321
144A, 3.50%, 9/1/28	4,311,000	4,197,728
Stericycle, Inc.
144A, 5.375%, 7/15/24	3,294,000	3,402,224
144A, 3.875%, 1/15/29	2,798,000	2,795,062

(Cost $30,546,501)		30,133,738

Machinery-Construction & Mining - 0.1%
BWX Technologies, Inc.
144A, 5.375%, 7/15/26	1,796,000	1,853,203
144A, 4.125%, 6/30/28	2,238,000	2,255,937
144A, 4.125%, 4/15/29	2,238,000	2,254,740

(Cost $6,434,575)		6,363,880

Machinery-Diversified - 0.2%
Vertical Holdco GmbH,
144A, 7.625%, 7/15/28	2,484,000	2,677,206
Vertical US Newco, Inc.,
144A, 5.25%, 7/15/27	8,730,000	9,090,112

(Cost $11,911,365)		11,767,318

Miscellaneous Manufacturing - 0.7%
Bombardier, Inc.
144A, 6.00%, 10/15/22	6,736,000	6,752,840
144A, 6.125%, 1/15/23	3,687,000	3,875,959
144A, 7.50%, 12/1/24	5,810,000	5,970,385
144A, 7.50%, 3/15/25(a)	8,556,000	8,631,079
144A, 7.875%, 4/15/27	11,329,000	11,513,833
FXI Holdings, Inc.
144A, 7.875%, 11/1/24	2,825,000	2,918,041
144A, 12.25%, 11/15/26	4,182,000	4,834,726
Hillenbrand, Inc., 5.75%, 6/15/25	2,238,000	2,401,788

(Cost $45,339,597)		46,898,651

Packaging & Containers - 2.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A, 3.25%, 9/1/28	3,323,000	3,323,266
144A, 4.00%, 9/1/29	5,862,000	5,781,720
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 6.00%, 2/15/25	4,392,000	4,530,128
144A, 5.25%, 4/30/25	3,934,000	4,137,899
144A, 4.125%, 8/15/26	6,799,000	6,968,975
144A, 5.25%, 8/15/27	5,596,000	5,657,276
144A, 5.25%, 8/15/27	4,477,000	4,526,023
Ball Corp.
4.00%, 11/15/23	5,577,000	5,926,009
5.25%, 7/1/25	5,487,000	6,218,637
4.875%, 3/15/26	4,150,000	4,643,041
2.875%, 8/15/30	7,375,000	7,101,609
Berry Global, Inc.
144A, 0.95%, 2/15/24	4,403,000	4,423,430
144A, 1.57%, 1/15/26	8,372,000	8,388,577
144A, 4.50%, 2/15/26(a)	2,754,000	2,822,850
144A, 4.875%, 7/15/26	6,987,000	7,393,049
144A, 5.625%, 7/15/27	2,998,000	3,178,315
Cascades, Inc./Cascades USA, Inc.,
144A, 5.375%, 1/15/28	3,358,000	3,488,122
Crown Americas LLC / Crown Americas Capital Corp. IV,
4.50%, 1/15/23	5,596,000	5,889,790
Flex Acquisition Co., Inc.
144A, 6.875%, 1/15/25	3,498,000	3,532,893
144A, 7.875%, 7/15/26	2,798,000	2,917,503
Graphic Packaging International LLC,
144A, 3.50%, 3/15/28	2,518,000	2,506,354
LABL Escrow Issuer LLC
144A, 6.75%, 7/15/26	3,917,000	4,176,501
144A, 10.50%, 7/15/27(a)	3,861,000	4,228,046
Mauser Packaging Solutions Holding Co.
144A, 5.50%, 4/15/24	8,282,000	8,368,423
144A, 7.25%, 4/15/25	7,555,000	7,447,946
Owens-Brockway Glass Container, Inc.
144A, 5.875%, 8/15/23	3,917,000	4,220,567
144A, 6.625%, 5/13/27	3,917,000	4,259,737
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A, 4.00%, 10/15/27	5,596,000	5,507,807
Sealed Air Corp.
144A, 4.875%, 12/1/22	2,333,000	2,436,119
144A, 5.25%, 4/1/23	2,378,000	2,512,737
144A, 5.125%, 12/1/24	2,355,000	2,571,613
144A, 5.50%, 9/15/25	2,196,000	2,444,422
144A, 4.00%, 12/1/27	2,378,000	2,504,153
Silgan Holdings, Inc.,
4.125%, 2/1/28	3,200,000	3,313,952
Trivium Packaging Finance BV
144A, 5.50%, 8/15/26	5,964,000	6,228,623
144A, 8.50%, 8/15/27	3,917,000	4,220,391

(Cost $168,710,273)		167,796,503

Transportation - 0.2%
XPO Logistics, Inc.
144A, 6.125%, 9/1/23	2,957,000	2,994,303
144A, 6.75%, 8/15/24	5,527,000	5,784,420
144A, 6.25%, 5/1/25	6,436,000	6,890,188

(Cost $15,744,166)		15,668,911

Trucking & Leasing - 0.1%
Fortress Transportation and Infrastructure Investors LLC
144A, 6.50%, 10/1/25	4,678,000	4,859,272
144A, 9.75%, 8/1/27	2,300,000	2,656,500
144A, 5.50%, 5/1/28	2,700,000	2,811,591

(Cost $10,314,841)		10,327,363

Technology - 4.3%
Computers - 1.5%
Banff Merger Sub, Inc.,
144A, 9.75%, 9/1/26	8,454,000	8,961,240
Dell International LLC / EMC Corp.,
144A, 7.125%, 6/15/24	9,421,000	9,621,196
Diebold Nixdorf, Inc.
8.50%, 4/15/24(a)	2,712,000	2,783,448
144A, 9.375%, 7/15/25	3,917,000	4,353,452
EMC Corp., 3.375%, 6/1/23	5,596,000	5,778,458
Exela Intermediate LLC / Exela Finance, Inc.,
144A, 10.00%, 7/15/23	3,390,000	1,165,312
NCR Corp.
144A, 8.125%, 4/15/25	2,120,000	2,313,450
144A, 5.75%, 9/1/27	2,881,000	3,037,654
144A, 5.00%, 10/1/28	3,638,000	3,742,592
144A, 5.125%, 4/15/29	6,715,000	6,899,327
144A, 6.125%, 9/1/29	2,798,000	3,043,483
144A, 5.25%, 10/1/30	2,470,000	2,564,984
Seagate HDD Cayman
4.75%, 6/1/23	2,998,000	3,215,430
4.875%, 3/1/24	2,845,000	3,076,156
4.75%, 1/1/25	2,637,000	2,880,448
4.875%, 6/1/27	2,914,000	3,186,459
144A, 4.091%, 6/1/29	2,874,000	2,899,248
144A, 3.125%, 7/15/29	2,798,000	2,668,956
144A, 4.125%, 1/15/31	2,745,000	2,727,089
144A, 3.375%, 7/15/31	2,745,000	2,607,530
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.,
144A, 6.75%, 6/1/25	6,883,000	7,016,186
Vericast Corp.,
144A, 8.375%, 8/15/22(a)	1,764,000	1,801,300
Western Digital Corp.,
4.75%, 2/15/26	12,918,000	14,384,387

(Cost $102,545,942)		100,727,785

Office/Business Equipment - 0.5%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	3,067,000	3,431,237

4.125%, 5/1/25	3,756,000	3,931,649
4.25%, 4/1/28	3,329,000	3,486,744
3.25%, 2/15/29	4,017,000	4,084,285
Pitney Bowes, Inc.,
144A, 6.875%, 3/15/27	2,212,000	2,303,400
Xerox Corp., 4.375%, 3/15/23	5,596,000	5,818,833
Xerox Holdings Corp.
144A, 5.00%, 8/15/25	4,198,000	4,418,563
144A, 5.50%, 8/15/28	4,248,000	4,395,767

(Cost $31,667,475)		31,870,478

Semiconductors - 0.4%
ams AG,
144A, 7.00%, 7/31/25(a)	2,551,000	2,746,241
Entegris, Inc.
144A, 4.375%, 4/15/28	2,224,000	2,321,300
144A, 3.625%, 5/1/29	2,238,000	2,246,448
Microchip Technology, Inc.,
144A, 4.25%, 9/1/25	6,715,000	7,056,047
ON Semiconductor Corp.,
144A, 3.875%, 9/1/28	3,981,000	4,049,394
Qorvo, Inc.
4.375%, 10/15/29	4,764,000	5,189,044
144A, 3.375%, 4/1/31	3,871,000	3,942,633

(Cost $27,636,744)		27,551,107

Software - 1.9%
Black Knight InfoServ LLC,
144A, 3.625%, 9/1/28	5,530,000	5,447,548
Boxer Parent Co., Inc.,
144A, 7.125%, 10/2/25	3,294,000	3,538,909
CDK Global, Inc.
5.00%, 10/15/24	2,772,000	3,058,930
4.875%, 6/1/27	3,226,000	3,410,398
144A, 5.25%, 5/15/29	2,798,000	3,026,862
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.,
144A, 5.75%, 3/1/25	5,561,000	5,665,769
Dun & Bradstreet Corp.
144A, 6.875%, 8/15/26	2,311,000	2,470,771
144A, 10.25%, 2/15/27	2,518,000	2,786,998
J2 Global, Inc.,
144A, 4.625%, 10/15/30	4,203,000	4,303,284
MSCI, Inc.
144A, 5.375%, 5/15/27	2,723,000	2,907,047
144A, 4.00%, 11/15/29	5,596,000	5,811,334
144A, 3.625%, 9/1/30	5,107,000	5,165,271
144A, 3.875%, 2/15/31	5,734,000	5,834,345
144A, 3.625%, 11/1/31	3,200,000	3,233,344
Nuance Communications, Inc.,
5.625%, 12/15/26	2,132,000	2,243,610
Open Text Corp.
144A, 5.875%, 6/1/26	4,061,000	4,187,074
144A, 3.875%, 2/15/28	5,043,000	5,043,403
PTC, Inc.
144A, 3.625%, 2/15/25	2,745,000	2,829,862
144A, 4.00%, 2/15/28	2,798,000	2,864,257
Rackspace Technology Global, Inc.
144A, 3.50%, 2/15/28	3,078,000	2,968,223
144A, 5.375%, 12/1/28(a)	3,078,000	3,110,319
Solera LLC / Solera Finance, Inc.,
144A, 10.50%, 3/1/24	11,220,000	11,546,782
SS&C Technologies, Inc.,
144A, 5.50%, 9/30/27	11,192,000	11,863,856
Twilio, Inc.
3.625%, 3/15/29	2,798,000	2,818,090
3.875%, 3/15/31	2,798,000	2,846,839
Veritas US, Inc. / Veritas Bermuda Ltd.
144A, 10.50%, 2/1/24(a)	4,264,000	4,387,336
144A, 7.50%, 9/1/25	9,793,000	10,147,996

(Cost $124,669,994)		123,518,457

Utilities - 2.8%
Electric - 2.6%
Calpine Corp.
144A, 5.25%, 6/1/26	4,765,000	4,901,898
144A, 4.50%, 2/15/28	6,995,000	7,082,438
144A, 5.125%, 3/15/28	7,835,000	7,903,831
144A, 4.625%, 2/1/29	3,638,000	3,557,182
144A, 5.00%, 2/1/31	4,757,000	4,619,998
144A, 3.75%, 3/1/31	5,037,000	4,747,221
Clearway Energy Operating LLC
144A, 4.75%, 3/15/28	4,757,000	4,927,895
144A, 3.75%, 2/15/31	5,176,000	5,014,328
DPL, Inc.,
4.125%, 7/1/25	2,316,000	2,478,120
FirstEnergy Corp.
Series B, 4.75%, 3/15/23	4,757,000	5,023,839
Series B, 4.40%, 7/15/27	8,394,000	9,160,981
2.65%, 3/1/30	3,358,000	3,262,301
Series B, 2.25%, 9/1/30	2,518,000	2,363,545
FirstEnergy Transmission LLC
144A, 4.35%, 1/15/25	3,318,000	3,612,739
144A, 2.866%, 9/15/28	2,802,000	2,868,364
NextEra Energy Operating Partners LP
144A, 4.25%, 7/15/24	4,193,000	4,447,746
144A, 3.875%, 10/15/26	2,745,000	2,878,078
144A, 4.50%, 9/15/27	3,045,000	3,315,548
NRG Energy, Inc.
7.25%, 5/15/26	5,640,000	5,868,166
6.625%, 1/15/27	7,046,000	7,324,705
5.75%, 1/15/28	4,457,000	4,729,679
144A, 3.375%, 2/15/29	2,798,000	2,705,414
144A, 5.25%, 6/15/29	4,182,000	4,401,848
144A, 3.625%, 2/15/31	5,781,000	5,549,789
PG&E Corp.
5.00%, 7/1/28	5,596,000	5,575,015
5.25%, 7/1/30	5,596,000	5,665,950

Talen Energy Supply LLC
6.50%, 6/1/25(a)	3,037,000	2,570,061
144A, 10.50%, 1/15/26	3,412,000	3,109,185
144A, 7.25%, 5/15/27	4,197,000	4,311,914
144A, 6.625%, 1/15/28	2,630,000	2,624,569
144A, 7.625%, 6/1/28	2,246,000	2,333,897
TransAlta Corp.,
4.50%, 11/15/22(a)	1,648,000	1,716,170
Vistra Operations Co. LLC
144A, 5.50%, 9/1/26	5,596,000	5,784,542
144A, 5.625%, 2/15/27	7,275,000	7,556,906
144A, 5.00%, 7/31/27	7,275,000	7,438,688
144A, 4.375%, 5/1/29	7,000,000	7,045,290

(Cost $172,079,875)		168,477,840

Gas - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	4,010,000	4,423,231
5.50%, 5/20/25	3,917,000	4,313,263
5.875%, 8/20/26	3,777,000	4,220,155
5.75%, 5/20/27	2,882,000	3,206,557

(Cost $16,062,820)		16,163,206

TOTAL CORPORATE BONDS (Cost $6,531,446,059)		6,536,503,651

	Number of Shares
SECURITIES LENDING COLLATERAL - 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
(Cost $179,197,205)	179,197,205	179,197,205

CASH EQUIVALENTS - 1.4%
DWS Government Money Market Series “Institutional Shares”, 0.03% (c)
(Cost $89,640,853)	89,640,853	89,640,853

TOTAL INVESTMENTS - 103.2% (Cost $6,800,284,117)		6,805,341,709
Other assets and liabilities, net - (3.2%)		(214,160,477)

NET ASSETS - 100.0%		$6,591,181,232

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
CORPORATE BONDS — 0.1%
Financial — 0.1%
Deutsche Bank AG, 3.729%, 1/14/32(b)
—	9,759,433	(2,664,425)	(12,328)	30,516	92,020	—	7,095,000	7,113,196
SECURITIES LENDING COLLATERAL — 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
134,912,900	44,284,305(e)	—	—	—	22,122	—	179,197,205	179,197,205
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 0.03% (c)
103,636,616	1,152,888,541	(1,166,884,304)	—	—	16,440	—	89,640,853	89,640,853

238,549,516	1,206,932,279	(1,169,548,729)	(12,328)	30,516	130,582	—	275,933,058	275,951,254

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $219,973,298, which is 3.3% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $49,415,876.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$6,536,503,651	$—	$6,536,503,651
Short-Term Investments (f)	268,838,058	—	—	268,838,058

TOTAL	$268,838,058	$6,536,503,651	$—	$6,805,341,709

(f)	See Schedule of Investments for additional detailed categorizations.